Salaries and employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of salaries and employee benefits
This caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Salaries	655,665	589,773	567,938
Vacations, health insurance and others	87,996	81,581	74,924
Social security	66,331	62,637	60,802
Severance indemnities	49,265	44,447	44,277
Workers’ profit sharing	38,018	92,042	59,441

Total	897,275	870,480	807,382